FINANCIAL INSTRUMENTS - Schedule of Interest Rate Risk Management (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of interest rate risk [line items]
Amortised cost	$ 335,948,458	$ 494,106,399
Interest rate risk | Investments Held-To-Maturity
Disclosure of interest rate risk [line items]
Investments held to maturity	64,024	3,658,136
Interest rate risk | Investments Held At FVTPL
Disclosure of interest rate risk [line items]
Investments measured at fair value through profit or loss	514,442	66,422
Interest rate risk | Amortized Cost
Disclosure of interest rate risk [line items]
Amortised cost	$ 170,901,205	$ 320,918,859